Tax Payable (Tables)	12 Months Ended
Dec. 31, 2020
Tax Payable [Abstract]
Schedule of Tax Payable

	As of
	December 31, 2019	December 31, 2020
Value added tax	91,894,179	73,804,596
Corporate income tax	7,246,119	5,374,231
Individual income tax withholding	17,821,617	16,516,542
Urban maintenance and construction tax	697,134	712,407
Stamp duty	497,445	735,809

Total	118,156,494	97,143,585